FLEMING MUTUAL FUND GROUP, INC.

                               SEMI-ANNUAL REPORT


                            For the Six Months Ended
                                 March 31, 2000










                                   ----------
                                    FLEMINGS
                                   ----------

                         FLEMING MUTUAL FUND GROUP, INC.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter and Comments from Investment Adviser
     Fleming Mid Cap Value Fund...........................................     1
     Fleming Small Cap Growth Fund........................................     4

Schedules of Investments
     Fleming Mid Cap Value Fund...........................................     8
     Fleming Small Cap Growth Fund........................................    12

Statements of Assets and Liabilities......................................    17

Statements of Operations..................................................    19

Statements of Changes in Net Assets.......................................    20

Financial Highlights......................................................    22

Notes To Financial Statements.............................................    24

FLEMING MID CAP VALUE FUND
Semi-Annual report dated March 31, 2000
--------------------------------------------------------------------------------

Dear Shareholder,

For the first twenty-three weeks of the half-year under review the "new economy" stocks reigned supreme. It was a grim period for the Fund, but finally patience was rewarded during the final three weeks of March as a dramatic reversal brought a dose of reality to the stock market. Amid ever increasing volatility the same underlying trend has continued into April. The last minute rebound of the "old economy" stocks allowed the Fund to generate a 8.97% return for the six month period to March 31, 2000, still well below that of the S&P 500 but respectable against most value benchmarks.

It is hard to describe the euphoria gripping the technology sector until as recently as early March. While nobody would question the indispensable role of information and communication technology in both the corporate and consumer worlds, the valuation being accorded to the sector as a whole served both to increase the risk and lower the reward of investing therein. Cisco Systems, which has assumed the bellwether role vacated by Microsoft, was approaching a PE ratio of 200! None of this would have troubled me so much if it hadn't been for the liquidity drain from other sectors in order to fund fresh technology purchases. In retrospect I should have been rejoicing in the opportunity to invest in high quality financial and real estate companies at less than ten times earnings.

By sticking to its knitting during the period the Fund emerged in the new Lipper classification as a mid-cap value fund. The value part of this description is clearly by design, while the mid-cap element is largely a result of the wealth of investment opportunities among medium sized companies. In recognition of these traits the Fleming Fund was renamed the Fleming Mid Cap Value Fund in February.

Several positions were eliminated during the period, including profitable investments in Cox Radio, Lamar Advertising, American Express, Tivo, Legg Mason and Target Stores. As their valuations rose and concerns about rising interest rates mounted, it seemed prudent to increase the emphasis on less economically sensitive areas. As a result the weightings in utilities, consumer staples and healthcare all rose over the period. It may seem a bit far-fetched, but one possible scenario is that a less buoyant NASDAQ will damage consumer confidence enough to cause a slowdown or even a recession. In such an environment the best investments could be found in stocks with bond-like characteristics, which often combine the benefits of predictable cash flow and modest growth. Even if this scenario is wide of the mark it is still easy to make a case for the likes of Baxter International in healthcare, Nabisco in the food sector, NStar among electric utilities, or Kimco Realty. With regard to the latter it is worth noting that the real estate exposure of the Fund has been reduced but still makes up over 5% of the assets. REITs with long leases to credit worthy tenants at below market rents offer a degree of protection against a weakening economy combined with growth potential and a high current yield. Kimco Realty has always fit the bill in this regard. Public Storage is in the more questionable self-storage sector, but its dominant position in major markets and a forward-thinking management make it equally intriguing as an investment.

As always there have been several disappointing stock movements of late, but most of them have been caused by the natural ebb and flow of investor sentiment. One glaring exception is IMS Health. In spite of having an outstanding business as a dominant supplier of prescription drug sales data to pharmaceutical companies, the management of IMS chose to merge with an unseasoned internet start-up called Trizetto, with a subsequent plan to split up into three separate units. The deal was too complex and way too dilutive for the market's comprehension. At the current price of $17 the shares of IMS Health are worth retaining in the hope that shareholders will block the deal, but the episode has been a useful reminder that the three ingredients for a good investment are a good business, a strong management and a fair stock valuation. In this case one of the three was missing.

As you may know Robert Fleming Holdings, the parent company of the adviser, has agreed to be acquired by Chase Manhattan. For the time being there are no changes planned for the Fund, but we will be reviewing various options in regard to the mutual fund ranges within Chase.

As the Fleming Mid Cap Value Fund approaches its third birthday it is pleasing to report that the average annual total return since inception (November 13, 1997) through March 31, 2000 was just over 19%. While this was achieved in a roaring bull market it was also a challenging environment for our particular breed of value investing. It is my hope that the past six weeks will turn out to have been prologue for the future complexion of the stock market.

Sincerely,


Jonathan Simon
President and Portfolio Manager of the Fleming Mid Cap Value Fund

                           Fleming Mid Cap Value Fund
Value of $10,000 vs S&P/BARRA Mid Cap 400 Value and Russell Midcap Value Indices

                           Average Annual Total Return
                           Period Ended March 31, 2000

                        Since Inception*         One Year
                        ----------------         --------
                             19.01%               22.64%

                                Fleming Mid    S&P/Barra Mid    Russell Mid
                                 Cap Value     Cap 400 Value     Cap Value
                                 ---------     -------------     ---------

     11/13/97                      10,000          10,000          10,000
     11/30/97                      10,200          10,108          10,337
     12/31/97                      10,490          10,714          10,733
      1/31/98                      10,570          10,469          10,525
      2/28/98                      11,072          11,244          11,228
      3/31/98                      11,934          11,770          11,806
      4/30/98                      11,994          11,845          11,740
      5/31/98                      11,854          11,367          11,465
      6/30/98                      11,974          11,283          11,502
      7/31/98                      11,363          10,792          10,919
      8/31/98                      10,169           9,024           9,384
      9/30/98                      10,650           9,726           9,932
     10/31/98                      11,413          10,494          10,575
     11/30/98                      12,125          10,738          10,946
     12/31/98                      12,564          11,217          11,279
      1/31/99                      12,331          10,630          11,016
      2/28/99                      12,281          10,123          10,774
      3/31/99                      12,341          10,314          10,928
      4/30/99                      13,342          11,312          11,963
      5/31/99                      14,090          11,496          12,013
      6/30/99                      14,555          11,854          12,150
      7/31/99                      14,872          11,696          11,846
      8/31/99                      14,145          11,253          11,436
      9/30/99                      13,889          10,699          10,858
     10/31/99                      14,391          10,914          11,178
     11/30/99                      14,333          11,134          10,973
     12/31/99                      14,306          11,479          11,268
      1/31/00                      14,017          10,983          10,594
      2/29/00                      13,148          10,580          10,151
      3/31/00                      15,135          12,199          11,381

Past performance is not predictive of future performance.

The S&P/BARRA Mid Cap 400 Value Index is an unmanaged, capitalization weighted, price only index of 400 stocks that measure the performance of the mid-sized company segment of the U.S. market. The S&P/BARRA Mid Cap 400 Value Index is a subset of the Mid Cap 400 Index, which contains companies with lower price-to-book ratios. The Russell Midcap(TM) Value Index is an unmanaged, capitalization weighted, price only index that measures the performance of those companies included in the Russell Midcap Index that have lower price-to-book ratios and lower forcasted growth rates.

* Inception - November 13, 1997.

FLEMING SMALL CAP GROWTH FUND
Semi-Annual report dated March 31, 2000
--------------------------------------------------------------------------------

Dear Shareholder,

The six months to March 31, 2000 were by any standards an extraordinary period in stockmarket history. Driven by the technology stocks almost exclusively, and latterly biotechnology, small companies performed strongly in the lead up to the millennium. This momentum driven environment reached a crescendo in January and February, ultimately precipitating a violent snap-back in March at which point value stocks, large stocks and cyclical sectors outperformed strongly. Although a number of triggering events could be cited, truthfully this was a market environment screaming for a correction. In spite of the pullback, technology, biotechnology and growth completely dominated the half year under review.

To fully appreciate the extraordinary volatility in the period, it may be instructive to review the progress of a few influential stocks over the past three months. Although the indices peaked in early March, the small cap universe reached the point of greatest concentration in mid February, when twelve stocks (out of 2,000, to emphasize the obvious) alone accounted for 50% of the Russell 2000's year-to-date performance, and twenty four stocks accounted for 75%. Of the top twelve, half were technology companies and half were biotechnology. Only four were expected to be profitable in 2000, carrying an average PE of 283. The biggest contributor was Microstrategy, which began the year at $105, peaked at $333 (a market capitalization of $25 billion), closed the quarter at $87 and is now around $35. An earnings restatement did not help in this case. Human Genome Sciences began at $76, ended at $83, having peaked at $232. Millennium Pharmaceuticals went from $122 to $132, with an intermediate peak of $316.

Such price swings are clearly the product of an intensely speculative environment. In the Internet arena, in a very short space of time, the warmth of the market's reception is already cooling in certain areas. There is definitely a less generous acceptance of questionable business models. The
Business-to-Consumer subsegment has cooled and Business-to-Business, the market's focus in the first quarter of 2000, is also losing momentum. The infrastructure area continues to look promising, as so many Old Economy companies rush to catch up with the new technology, although many of the market leaders seem very fully priced. It is symptomatic of an extended bullmarket that a "Business-to-Government" category is being positioned on the launch pad.

For the six months the fund outperformed its benchmark but underperformed the Russell 2000 Growth, although the magnitude of that underperformance contracted sharply as the froth in the market subsided, and has further improved in the first three weeks of April.

                                                    Six Months to March 31, 2000
                                                    ----------------------------

*    Fleming Small Cap Growth Fund                             +29.3%
*    Russell 2000                                              +26.8%
*    Russell 2000 Growth                                       +45.8%
*    Russell 2000 Value                                         +5.4%
*    S&P 500                                                   +17.5%

Fleming Small Cap Growth Fund returns are on an NAV-NAV basis and are net of fees. Benchmark returns are on a total return basis. Source: Fleming Asset Management USA; Frank Russell Company; BARRA. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Past performance is not necessarily indicative of future results.

SECTOR PERFORMANCE - FLEMING SMALL CAP GROWTH FUND VS. RUSSELL 2000

                                Auto./                Cons.   Mat./               Prod.            Cons.
                Tech.  Energy   Trans.   Financials   Disc.   Proc.   Utilities   Durab.   Other   Stap.   Healthc.
                -----  ------   ------   ----------   -----   -----   ---------   ------   -----   -----   --------
FLMSX           178%    41%      35%        23%        18%     15%       12%       12%       0%     2%      -53%
Russell 2000    100%    27%      -2%        -3%       -12%      3%       25%       53%      -5%     0%       39%

Source: Fleming Asset Management USA; Prudential Securities. Figures are from September 30, 1999 through March 31, 2000.

Past performance is not necessarily indicative of future results.

SECTOR WEIGHTS - FLEMING SMALL CAP GROWTH FUND VS. RUSSELL 2000

                Cons.                                            Mat./   Prod.    Auto./               Cons.
                Disc.   Tech.   Financials   Healthc.   Energy   Proc.   Durab.   Trans.   Utilities   Stap.   Other   Cash
                -----   -----   ----------   --------   ------   -----   ------   ------   ---------   -----   -----   ----
FLMSX            34%     19%       18%           7%       6%       5%       5%      5%         0%        0%      0%      2%
Russell 2000     15%     27%       16%          11%       4%       7%      10%      3%         6%        2%      1%      0%

Source: Fleming Asset Management USA; Prudential Securities. Figures as of March 31, 2000.

Past performance is not necessarily indicative of future results.

OUTLOOK

Expect a further period of volatility as the market searches for renewed leadership, and the Fed continues to try to brake the economy. Resumed upward progress will be impeded somewhat by new equity supply; not just the torrent of new issues, but more significantly the release from lock-up of insider stock from last year's offerings. Many areas of the technology sector are enjoying an extremely benign business environment, but this was very heavily discounted by the market and valuations are in many cases far from compelling. We believe a sharp correction in the emerging areas of healthcare presents interesting opportunities.

Although neglected value stocks reached bargain-basement levels, the growth sectors of the market will continue to be our long-term focus. The correction, if it is allowed to develop before rebounding, should reduce some of the extreme valuation risk that has concerned us.

Sincerely,


Christopher M.V. Jones
Vice President and Portfolio Manager of the Fleming Small Cap Growth Fund

                          Fleming Small Cap Growth Fund
        Value of $10,000 vs Russell 2000 and Russell 2000 Growth Indices

                           Average Annual Total Return
                           Period Ended March 31, 2000

                        Since Inception*         One Year
                        ----------------         --------
                             27.98%               55.83%

                   Fleming Small Cap
                     Growth Fund        Russell 2000    Russell 2000 Growth
                     -----------        ------------    -------------------

     11/14/97          10,000              10,000             10,000
     11/30/97           9,970               9,935              9,762
     12/31/97          10,206              10,109              9,768
      1/31/98          10,386               9,949              9,638
      2/28/98          10,927              10,685             10,489
      3/31/98          11,618              11,126             10,928
      4/30/98          11,748              11,187             10,995
      5/31/98          11,298              10,584             10,196
      6/30/98          11,608              10,606             10,300
      7/31/98          10,777               9,747              9,440
      8/31/98           8,664               7,854              7,261
      9/30/98           9,485               8,469              7,997
     10/31/98          10,066               8,815              8,415
     11/30/98          10,647               9,277              9,068
     12/31/98          11,722               9,851              9,888
      1/31/99          11,967               9,982             10,333
      2/28/99          10,927               9,173              9,388
      3/31/99          11,538               9,316              9,722
      4/30/99          12,733              10,151             10,581
      5/31/99          13,233              10,299             10,597
      6/30/99          13,730              10,765             11,156
      7/31/99          14,464              10,470             10,811
      8/31/99          13,637              10,082             10,407
      9/30/99          13,906              10,084             10,608
     10/31/99          14,288              10,125             10,879
     11/30/99          15,335              10,729             12,029
     12/31/99          17,178              11,944             14,150
      1/31/00          16,049              11,752             14,018
      2/29/00          17,065              13,692             17,281
      3/31/00          17,980              12,789             15,464

Past performance is not predictive of future performance.

The Russell 2000(R) Index is an unmanaged, capitalization weighted price only index which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000(R) Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forcasted growth rates.

* Inception - November 14, 1997.

                           FLEMING MID CAP VALUE FUND


SCHEDULE OF INVESTMENTS AT MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS: 95.30%                                       Value
--------------------------------------------------------------------------------

            BANKS: 7.99%
   2,200    Cullen/Frost Bankers, Inc.                               $   58,163
     285    M & T Bank Corp.                                            127,253
     800    State Street Corp.                                           77,500
   2,000    Wells Fargo & Company                                        81,875
                                                                     ----------
                                                                        344,791
                                                                     ----------
            BEVERAGES: 3.96%
   3,300    Brown-Forman Corp. - Class A                                170,771
                                                                     ----------
            BUILDING RELATED: 4.80%
  12,000    Clayton Homes, Inc.                                         121,500
   1,800    Martin Marietta Materials, Inc.                              85,500
                                                                     ----------
                                                                        207,000
                                                                     ----------
            COMMERCIAL SERVICES: 1.33%
   2,000    Dun & Bradstreet Corp.                                       57,250
                                                                     ----------
            FINANCE: 4.25%
   1,600    Fannie Mae                                                   90,300
   2,800    SLM Holding Corp.                                            93,275
                                                                     ----------
                                                                        183,575
                                                                     ----------
            FOOD: 6.91%
   4,500    Interstate Bakeries                                          64,125
   3,700    Nabisco Holdings Corp. - Class A                            119,094
   4,200    Ralston-Ralston Purina Group                                114,975
                                                                     ----------
                                                                        298,194
                                                                     ----------

                           FLEMING MID CAP VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------

            GAS & ELECTRIC UTILITIES: 8.07%
   4,000    NSTAR*                                                   $  168,000
   4,100    Williams Cos, Inc.*                                         180,144
                                                                     ----------
                                                                        348,144
                                                                     ----------
            HEALTH CARE: 15.51%
   1,450    Bausch & Lomb, Inc.                                          75,672
   1,950    Baxter International, Inc.                                  122,241
   1,500    Biomet, Inc.                                                 54,563
   3,500    Carlisle Companies, Inc.                                    140,000
   3,000    First Health Group Corp.*                                    94,875
   3,800    IMS Health Care, Inc.                                        64,363
   3,300    Trigon Healthcare, Inc.*                                    117,975
                                                                     ----------
                                                                        669,689
                                                                     ----------
            INSURANCE: 8.52%
   1,300    Marsh & McLennan Companies, Inc.                            143,406
   2,100    Nationwide Financial Services, Inc. - Class A                61,425
   2,300    Partner RE, Ltd.                                             84,669
   1,413    XL Capital, Ltd.                                             78,245
                                                                     ----------
                                                                        367,745
                                                                     ----------
            INVESTMENT MANAGEMENT: 2.61%
   2,887    Waddell & Reed Financial, Inc. - Class B                    112,593
                                                                     ----------
            LODGING: 2.46%
   3,375    Marriott International, Inc. - Class A                      106,313
                                                                     ----------

                           FLEMING MID CAP VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------

            MEDIA: 10.08%
     550    Clear Channel Commumications, Inc.*                      $   37,984
   2,350    E.W. Scripps Co.                                            113,975
     950    Gannett Co.                                                  66,856
     400    Washington Post Co. - Class B                               216,400
                                                                     ----------
                                                                        435,215
                                                                     ----------
            OILS & GAS PRODUCERS: 4.16%
   3,700    Devon Energy Corp.*                                         179,681
                                                                     ----------
            REAL ESTATE: 2.34%
   7,000    Security Capital Group, Inc. - Class B*                     101,063
                                                                     ----------
            REAL ESTATE INVESTMENT TRUSTS: 2.99%
   1,700    Kimco Realty Corp.                                           63,750
   3,120    Public Storage, Inc.                                         65,520
                                                                     ----------
                                                                        129,270
                                                                     ----------
            RETAIL: 7.13%
   6,500    Blockbuster, Inc. - Class A                                  65,000
   1,900    Circuit City Stores, Inc.                                   115,663
   2,450    Payless Shoesource, Inc.*                                   127,247
                                                                     ----------
                                                                        307,910
                                                                     ----------
            TRANSPORTATION: 2.19%
   1,100    Kansas City Southern Industries, Inc.                        94,531
                                                                     ----------
            TOTAL COMMON STOCKS
            (cost $3,861,349)                                         4,113,735
                                                                     ----------

                           FLEMING MID CAP VALUE FUND

--------------------------------------------------------------------------------
Principal
  Amount    SHORT-TERM INVESTMENT: 3.77%                                Value
--------------------------------------------------------------------------------

            MONEY MARKET INVESTMENT: 3.77%
$162,895    Firstar Stellar Treasury Fund (cost $162,895)            $  162,895
                                                                     ----------
            TOTAL INVESTMENTS: 99.07%
            (cost $4,024,244)                                         4,276,630
            Other Assets less Liablities: 0.93%                          39,848
                                                                     ----------
            NET ASSETS: 100.00%                                      $4,316,478
                                                                     ==========

            * Non-income producing security.

See accompanying Notes to Financial Statements.

                          FLEMING SMALL CAP GROWTH FUND


SCHEDULE OF INVESTMENTS AT MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS: 97.27%                                       Value
--------------------------------------------------------------------------------

            ADVERTISING: 0.93%
   1,275    Advo, Inc.*                                              $   31,875
                                                                     ----------
            AUTO PARTS: 1.22%
   3,980    Jason, Inc.*                                                 41,790
                                                                     ----------
            BANKS: 5.47%
   1,250    Imperial Bancorp*                                            38,750
     700    Investors Financial Services Corp.                           41,213
     145    M & T Bank Corp.                                             64,743
   1,655    Texas Regional Bancshares, Inc.                              42,099
                                                                     ----------
                                                                        186,805
                                                                     ----------
            BIOMEDICAL: 3.31%
     140    Abgenix, Inc.*                                               19,338
     850    Aclara Biosciences, Inc.*                                    33,522
   1,425    Genzyme Transgenics Corp.*                                   28,500
     125    Myriad Genetics, Inc.*                                        7,531
      25    Sequenom, Inc.*                                                 984
     500    Vertex Pharmaceuticals, Inc.*                                23,406
                                                                     ----------
                                                                        113,281
                                                                     ----------
            COMMERCIAL SERVICES: 16.98%
   4,280    Ace Cash Express, Inc.*                                      73,295
   3,230    Acnielson Corp.*                                             72,675
   1,080    Aurora Biosciences Corp.*                                    44,145
     435    Coinmach Laundry Corp.*                                       4,323
     410    Critical Path, Inc.*                                         34,850
   3,244    Hollywood.com, Inc.*                                         50,688
   1,995    Interim Services, Inc.*                                      37,032
   1,035    Iron Mountain, Inc.*                                         35,255

                          FLEMING SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------

            COMMERCIAL SERVICES: - (CONTINUED)
   3,430    On Command Corp.*                                        $   51,450
   1,320    ProBusiness Services, Inc.*                                  34,073
   1,136    Quintiles Transnational Corp.*                               19,383
   2,040    The Scotts Co.*                                              85,680
   2,345    Sylvan Learning Systems, Inc.*                               37,373
                                                                     ----------
                                                                        580,222
                                                                     ----------
            CONSULTING SERVICES: 3.26%
   1,725    AnswerThink Consulting Group*                                42,155
     550    T. Rowe Price Associates Investment Mgmt., Inc.              21,725
   1,315    Wind River Systems, Inc.*                                    47,669
                                                                     ----------
                                                                        111,549
                                                                     ----------
            DATA PROCESSING: 1.42%
   1,300    Choicepoint, Inc.*                                           48,588
                                                                     ----------
            DISTRIBUTION/WHOLESALE: 5.10%
     740    CDW Computer Centers Inc.*                                   62,484
   2,815    Daisytek International Corp.*                                44,512
     810    Scansource, Inc.*                                            28,755
   1,175    Tech Data Corp.*                                             38,628
                                                                     ----------
                                                                        174,379
                                                                     ----------
            ELECTRICAL COMPONENTS & EQUIPMENT: 4.38%
   1,500    Cabletron Systems, Inc.*                                     43,969
     900    Jabil Circuit, Inc.*                                         38,925
   1,410    Richie Brothers Auctioneers*                                 35,955
   1,715    Vicor Corp.*                                                 30,870
                                                                     ----------
                                                                        149,719
                                                                     ----------

                          FLEMING SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------

            ELECTRONICS: 3.48%
     670    Cyberoptics Corp.*                                       $   28,433
     860    Electronics for Imaging, Inc.                                51,600
     615    Kemet Corp.*                                                 38,899
                                                                     ----------
                                                                        118,932
                                                                     ----------
            FINANCE: 4.15%
   6,127    Americredit Corp.*                                           99,944
     420    Duff & Phelps Credit Rating                                  41,869
                                                                     ----------
                                                                        141,813
                                                                     ----------
            HAND/MACHINE TOOLS: 1.76%
   2,105    Applied Power, Inc. - Class A                                59,993
                                                                     ----------
            HEALTH CARE: 1.39%
   1,725    Henry Schein, Inc.*                                          27,923
   1,695    Staar Surgical Co.*                                          19,704
                                                                     ----------
                                                                         47,627
                                                                     ----------
            INSURANCE BROKERS: 1.02%
     900    Brown & Brown, Inc.                                          34,819
                                                                     ----------
            LEISURE TIME: 2.40%
   3,250    American Classic Voyages*                                    81,859
                                                                     ----------
            MEDIA: 7.08%
   1,785    Information Holdings, Inc.*                                  55,893
   3,660    Penton Media, Inc.                                           95,160
   2,845    Primedia, Inc.*                                              91,040
                                                                     ----------
                                                                        242,093
                                                                     ----------

                          FLEMING SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------

            MISCELLANEOUS MANUFACTURING: 6.38%
     950    Carbo Ceramics Inc.                                      $   26,719
   1,830    Falcon Products, Inc.                                        21,846
   1,355    Mettler-Toledo International, Inc.*                          55,470
   1,030    Oshkosh Truck Corp.                                          31,994
   1,065    Rayovac Corp.*                                               24,764
   1,325    Ventana Medical Systems, Inc.*                               57,223
                                                                     ----------
                                                                        218,016
                                                                     ----------
            OILS & GAS PRODUCERS: 4.69%
     820    Devon Energy Corp.                                           39,821
   1,745    Newfield Exploration Co.*                                    61,511
   2,925    Vintage Petroleum, Inc.                                      58,866
                                                                     ----------
                                                                        160,198
                                                                     ----------
            REAL ESTATE INVESTMENT MANAGEMENT: 3.61%
   4,605    Grubb & Ellis Co.*                                           25,903
   1,595    Prologis Trust                                               30,704
   1,890    SL Green Realty Corp.                                        44,888
   1,995    Trammel Crow Co.*                                            22,070
                                                                     ----------
                                                                        123,565
                                                                     ----------
            RETAIL: 3.67%
   2,917    Regis Corp.                                                  43,208
   1,890    Tractor Supply Co.*                                          38,745
     980    Tweeter Home Entertainment Group, Inc.*                      43,365
                                                                     ----------
                                                                        125,318
                                                                     ----------
            SOFTWARE: 9.72%
   3,300    Acxiom Corp.*                                               109,721
   1,904    Advent Software, Inc.*                                       87,346
   1,465    CSG Systems International, Inc.*                             71,510

                          FLEMING SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------

            SOFTWARE: - (CONTINUED)
     830    Rational Software Corp.*                                 $   63,495
                                                                     ----------
                                                                        332,072
                                                                     ----------
            TRANSPORTATION: 4.03%
   3,615    American Freightways Corp.*                                  53,999
   1,045    Expeditors International Wash, Inc.                          41,539
   2,055    Swift Transportation Co., Inc.*                              42,128
                                                                     ----------
                                                                        137,666
                                                                     ----------
            TRAVEL SERVICES: 1.82%
   3,932    Pegasus Systems, Inc.*                                       62,175
                                                                     ----------
            TOTAL COMMON STOCKS
            (cost $2,908,595)                                         3,324,354
                                                                     ----------

Principal
  Amount    SHORT-TERM INVESTMENT: 2.82%
--------------------------------------------------------------------------------

            MONEY MARKET INVESTMENT: 2.82%
 $96,408    Firstar Stellar Treasury Fund (cost $96,408)                 96,408
                                                                     ----------

            TOTAL INVESTMENTS: 100.09%
            (cost $3,005,003)                                         3,420,762
            Liabilities in excess of Other Assets: (0.09%)               (3,194)
                                                                     ----------

            NET ASSETS: 100.00%                                      $3,417,568
                                                                     ==========

            * Non-income producing security.

See accompanying Notes to Financial Statements.

                         FLEMING MUTUAL FUND GROUP, INC.


STATEMENTS OF ASSETS AND LIABILITIES AT MARCH 31, 2000 (UNAUDITED)

                                                           Fleming Mid Cap    Fleming Small Cap
                                                              Value Fund         Growth Fund
                                                           ---------------    -----------------
ASSETS
Investments securities at value
   (cost $4,024,244 and $3,005,003, respectively)            $ 4,276,630         $ 3,420,762
Receivables:
   Investment securities sold                                     22,720               2,469
   From Adviser                                                    7,566              11,199
   Dividends and interest income                                   4,020               1,838
Deferred organization costs, net                                  36,248              36,126
Other assets                                                       7,619               5,619
                                                             -----------         -----------
      Total assets                                             4,354,803           3,478,013
                                                             -----------         -----------
LIABILITIES
Payable:
   Investment securities purchased                                    --              16,707
Accrued expenses                                                  38,325              43,738
                                                             -----------         -----------
      Total liabilities                                           38,325              60,445
                                                             -----------         -----------
NET ASSETS                                                   $ 4,316,478         $ 3,417,568
                                                             ===========         ===========
COMPOSITION OF NET ASSETS
Paid-in capital                                              $ 3,938,110         $ 2,701,391
Accumulated net investment income (loss)                           7,914              (9,762)
Accumulated net realized gain on investments                     118,068             310,180
Net unrealized appreciation on investments                       252,386             415,759
                                                             -----------         -----------
Net assets                                                   $ 4,316,478         $ 3,417,568
                                                             ===========         ===========
Net asset value, offering and redemption price per share
   (unlimited shares authorized, no par value)                   375,433             238,307
                                                             ===========         ===========
Net asset value per share                                    $     11.50         $     14.34
                                                             ===========         ===========

See accompanying Notes to Financial Statements.

                         FLEMING MUTUAL FUND GROUP, INC.


STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

                                                    Fleming Mid Cap    Fleming Small Cap
                                                       Value Fund         Growth Fund
                                                    ---------------    -----------------

INVESTMENT INCOME
INCOME
   Dividends                                          $  29,577          $   4,216
   Interest                                               6,427              3,342
                                                      ---------          ---------
      Total income                                       36,004              7,558

EXPENSES
   Advisory fees                                         16,940             12,772
   Custodian fees                                         1,932              3,055
   Administration fees                                   20,055             20,055
   Fund accounting fees                                   8,960              9,626
   Transfer agent fees                                    6,866              5,822
   Legal fees                                             5,014              5,014
   Insurance expense                                      4,384              1,755
   Audit fees                                             8,197              8,191
   Registration expense                                   2,306              6,249
   Director fees                                          4,012              4,084
   Amortization of deferred organization costs            5,340              5,200
   Miscellaneous expenses                                 1,706                186
                                                      ---------          ---------
       Total expenses                                    85,712             82,009
       Less: Fees waived and expenses absorbed          (62,148)           (64,699)
                                                      ---------          ---------
       Net expenses                                      23,564             17,310
                                                      ---------          ---------
NET INVESTMENT INCOME (LOSS)                             12,440             (9,752)
                                                      ---------          ---------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS
Net realized gain on investments                        214,348            330,241
Net unrealized appreciation on investments              142,533            323,346
                                                      ---------          ---------
Net realized and unrealized gain on investments         356,881            653,587
                                                      ---------          ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                          $ 369,321          $ 643,835
                                                      =========          =========

See accompanying Notes to Financial Statements.

                         FLEMING MUTUAL FUND GROUP, INC.


STATEMENT OF CHANGES IN NET ASSETS

                                                         Fleming Mid Cap Value Fund
                                                     -------------------------------------
                                                     Six Months Ended      Year Ended
                                                      March 31, 2000*   September 30, 1999
                                                      ---------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
   Net investment income                               $    12,440         $     1,973
   Net realized gain on investments                        214,348             683,996
   Net unrealized appreciation
      on investments                                       142,533             222,974
                                                       -----------         -----------
      NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                         369,321             908,943
                                                       -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                              (22,002)            (22,787)
   From net realized gain                                 (780,276)            (52,495)
                                                       -----------         -----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (802,278)            (75,282)
                                                       -----------         -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                               777,632             386,384
   Net asset value of shares issued on
      reinvestment of distributions                        774,077              69,588
   Cost of shares redeemed                                (354,231)           (610,446)
                                                       -----------         -----------
      NET INCREASE (DECREASE) FROM
         CAPITAL SHARE TRANSACTIONS                      1,197,478            (154,474)
                                                       -----------         -----------
NET INCREASE IN NET ASSETS                                 764,521             679,187

NET ASSETS
   Beginning of period                                   3,551,957           2,872,770
                                                       -----------         -----------
   END OF PERIOD
      (including accumulated net investment income
      of $7,914 and $17,476, respectively)             $ 4,316,478         $ 3,551,957
                                                       ===========         ===========

CHANGE IN SHARES
Shares sold                                                 69,780              29,529
Shares issued on reinvestment of distributions              69,052               5,253
Shares redeemed                                            (25,272)            (43,354)
                                                       -----------         -----------
   Net increase (decrease)                                 113,560              (8,572)
                                                       ===========         ===========

* Unaudited.

See accompanying Notes to Financial Statements.

                         FLEMING MUTUAL FUND GROUP, INC.


STATEMENT OF CHANGES IN NET ASSETS

                                                               Fleming Small Cap Growth Fund
                                                           -------------------------------------
                                                           Six Months Ended      Year Ended
                                                            March 31, 2000*   September 30, 1999
                                                            ---------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
   Net investment loss                                        $    (9,752)       $   (10,176)
   Net realized gain on investments                               330,241            328,518
   Net unrealized appreciation
      on investments                                              323,346            214,236
                                                              -----------        -----------
      NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                643,835            532,578
                                                              -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                      (5,720)            (6,652)
   From net realized gain                                        (348,579)           (39,511)
                                                              -----------        -----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (354,299)           (46,163)
                                                              -----------        -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      992,524            185,653
   Net asset value of shares issued on
      reinvestment of distributions                               350,084             45,356
   Cost of shares redeemed                                        (28,052)           (10,617)
                                                              -----------        -----------
      NET INCREASE FROM CAPITAL SHARE TRANSACTIONS              1,314,556            220,392
                                                              -----------        -----------
NET INCREASE IN NET ASSETS                                      1,604,092            706,807

NET ASSETS
   Beginning of period                                          1,813,476          1,106,669
                                                              -----------        -----------
   END OF PERIOD
      (including accumulated net investment income (loss)
      of ($9,762) and $5,710, respectively)                   $ 3,417,568        $ 1,813,476
                                                              ===========        ===========
CHANGE IN SHARES
Shares sold                                                        76,953             14,951
Shares issued on reinvestment of distributions                     28,695              3,854
Shares redeemed                                                    (2,197)              (830)
                                                              -----------        -----------
   Net increase                                                   103,451             17,975
                                                              ===========        ===========

* Unaudited.

See accompanying Notes to Financial Statements.

                         FLEMING MUTUAL FUND GROUP, INC.


FINANCIAL HIGHLIGHTS

Selected per share data for one share outstanding throughout each period.

                                                          Fleming Mid Cap Value Fund
                                          -------------------------------------------------------------
                                          Six Months Ended       Year Ended        November 13, 1997 **
                                           March 31, 2000*   September 30, 1999   to September 30, 1998
                                           ---------------   ------------------   ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 13.56             $ 10.62               $ 10.00
                                               -------             -------               -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                          0.04                0.02                  0.11
   Net realized and unrealized gain
      on investments                              1.09                3.20                  0.54
                                               -------             -------               -------
Total from investment operations                  1.13                3.22                  0.65
                                               -------             -------               -------
LESS DISTRIBUTIONS:
   From net investment income                    (0.09)              (0.10)                (0.03)
   From net realized gain                        (3.10)              (0.18)                   --
                                               -------             -------               -------
Total distributions                              (3.19)              (0.28)                (0.03)
                                               -------             -------               -------
NET ASSET VALUE, END OF PERIOD                 $ 11.50             $ 13.56               $ 10.62
                                               =======             =======               =======
Total return                                      8.97%+             30.41%                 6.50%+

Net assets, end of period (millions)           $   4.3             $   3.6               $   2.9

Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed        4.56%++             5.11%                 7.72%++
  After fees waived and expenses absorbed         1.25%++             1.25%                 1.25%++

Ratio of net investment income to average
   net assets (after fees waived and
   expenses absorbed)                             0.66%++             0.06%                 0.73%++

Portfolio turnover rate                          51.83%+            108.74%                73.34%+

*   Unaudited.
**  Commencement of operations.
+   Not annualized.
++  Annualized.

See accompanying Notes to Financial Statements.

                         FLEMING MUTUAL FUND GROUP, INC.


FINANCIAL HIGHLIGHTS

Selected per share data for one share outstanding throughout each period.

                                                          Fleming Small Cap Growth Fund
                                            -------------------------------------------------------------
                                            Six Months Ended      Year Ended         November 14, 1997**
                                             March 31, 2000*   September 30, 1999   to September 30, 1998
                                             ---------------   ------------------   ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $13.45              $ 9.47                $10.00
                                                 ------              ------                ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   (0.04)               0.08                  0.08
   Net realized and unrealized gain (loss)
      on investments                               3.52                4.28                 (0.59)
                                                 ------              ------                ------
Total from investment operations                   3.48                4.36                 (0.51)
                                                 ------              ------                ------
LESS DISTRIBUTIONS:
   From net investment income                     (0.04)              (0.09)                (0.02)
   From net realized gain                         (2.55)              (0.29)                   --
                                                 ------              ------                ------
Total distributions                               (2.59)              (0.38)                (0.02)
                                                 ------              ------                ------
NET ASSET VALUE, END OF PERIOD                   $14.34              $13.45                $ 9.47
                                                 ======              ======                ======
Total return                                      29.30%+             46.61%                (5.15%)+

Net assets, end of period (millions)             $  3.4              $  1.8                $  1.1

Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed         6.37%++            10.19%                13.84%++
  After fees waived and expenses absorbed          1.35%++             1.35%                 1.35%++

Ratio of net investment loss to average
   net assets (after fees waived and
   expenses absorbed)                             (0.76%)++           (0.68%)               (0.30%)++

Portfolio turnover rate                           46.97%+             70.75%                35.47%+

*   Unaudited.
**  Commencement of operations.
+   Not annualized.
++  Annualized.

See accompanying Notes to Financial Statements.

                         FLEMING MUTUAL FUND GROUP, INC.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Fleming Mutual Fund Group, Inc., (the "Group"), (formally Fleming Capital Mutual Fund Group, Inc.) was organized as a Maryland corporation on August 19, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group consists of two separate series: the Fleming Mid Cap Value Fund (formally Fleming Fund) and the Fleming Small Cap Growth Fund (formally Fleming Fledgling Fund) (each a "Fund" and collectively the "Funds") which seek growth through capital appreciation. Robert Fleming, Inc. (the "Adviser") serves as the investment adviser to the Funds and purchased 10,000 shares of each Fund on September 26, 1997. Investment operations began on November 13, 1997 for the Fleming Mid Cap Value Fund and November 14, 1997 for the Fleming Small Cap Growth Fund.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Group in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to both Funds are allocated among them on a pro-rata basis.

     (a)  Investment Valuation

          Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are traded. Short-term investments with maturities of sixty days or less are valued at amortized cost. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

     (b)  Organization Costs

          Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and are amortized over 5 years. If any of the original shares of the Funds are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares outstanding at the time of redemption.

                         FLEMING MUTUAL FUND GROUP, INC.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                   (CONTINUED)
--------------------------------------------------------------------------------

     (c)  Federal Income and Excise Taxes

          The Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

     (d)  Distributions to Shareholders

          Distributions from net investment income and net realized gains are generally declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

     (e)  Investment Transactions and Investment Income

          Investment transactions are accounted for on trade date. The Funds determine the gain or loss realized from investment transactions using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

(3)  INVESTMENT ADVISER AND OTHER TRANSACTIONS WITH AFFILIATES

     The Group has an Investment Advisory Agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds pay the Adviser equal to the following annual percentage of average daily net assets:

                         FLEMING MUTUAL FUND GROUP, INC.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                   (CONTINUED)
--------------------------------------------------------------------------------

                                               Prior to       Effective on
                                            March 31, 2000    April 1, 2000
                                            --------------    -------------

          Fleming Mid Cap Value Fund             0.90%            0.70%
          Fleming Small Cap Growth Fund          1.00%            0.80%

     The Funds are responsible for their own operating expenses. The Adviser had contractually agreed to limit the Funds total operating expenses (excluding interest and taxes) to not more than 1.25% of the average daily net assets for the Fleming Mid Cap Value Fund and 1.35% of the average daily net assets for the Fleming Small Cap Growth Fund. The contract had a one-year term ending February, 2001. Effective April 1, 2000, the Adviser has contractually agreed to limit total operating expenses (excluding interest and taxes) to not more than 0.75% of the average daily net assets for the Fleming Mid Cap Value Fund and 0.85% of the average daily net assets for the Fleming Small Cap Growth Fund. This new contract, which supercedes the existing contract, has a one-year term ending March 31, 2001. Any fee waived and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Funds to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Funds' current operating expense for such fiscal year does not exceed the applicable limitation on the Funds' total operating expenses.

     For the six months ended March 31, 2000, the Adviser waived fees of $16,940 and absorbed expenses of $45,208 for the Fleming Mid Cap Value Fund and waived fees of $12,772 and absorbed expenses of $51,927 for the Fleming Small Cap Growth Fund. At March 31, 2000, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fleming Mid Cap Value Fund and Fleming Small Cap Growth Fund is $328,470 and $331,545, respectively. For the Fleming Mid Cap Value Fund, the Adviser may recapture $131,012 of the above amount no later than September 30, 2001, $135,310 no later than September 30, 2002 and $62,148 no later than September 30, 2003. For the Fleming Small Cap Growth Fund, the Adviser may recapture $134,932 no later than September 30, 2001, $131,914 no later than September 30, 2002 and $64,699 no later than September 30, 2003. The Funds must pay their current ordinary operating expense before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

     Investment Company Administration, L.L.C. is the Administrator to the Funds pursuant to an administration agreement. Each Fund pays the Administrator an annual fee equal to 0.10% of the first $200 million of average daily net assets, 0.05% of the next $300 million, and 0.03% assets over $500 million, payable monthly and subject to a minimum annual fee of $40,000 per Fund.

                         FLEMING MUTUAL FUND GROUP, INC.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                   (CONTINUED)
--------------------------------------------------------------------------------

     First Fund Distributors, Inc., an affiliate of the Administrator, serves as the Distributor to the Funds pursuant to a Distribution Agreement. The Distributor receives no fee for its distribution services.

     Each independent Director is compensated by the Group at an annual rate of $5,000, plus related travel expense.

     Certain officers of the Adviser, Administrator and Distributor are also officers and/or Directors of the Funds.

(4)  INVESTMENT TRANSACTIONS

     For the six months ended March 31, 2000, the aggregate  purchases and sales
     of  securities,   excluding  short-term  investments,  for  the  Funds  are
     summarized below:

                                           Fleming Mid       Fleming Small
                                          Cap Value Fund    Cap Growth Fund
                                          --------------    ---------------

          Purchases                         $2,136,995         $2,043,599
          Sales                              1,834,657          1,127,501

     At March 31, 2000, the Fleming Mid Cap Value Fund and the Fleming Small Cap Growth Fund had gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $4,024,244 and $3,005,003 respectively, as follows:

                                              Fleming Mid     Fleming Small
                                            Cap Value Fund   Cap Growth Fund
                                            --------------   ---------------

          Gross unrealized appreciation        $ 461,385        $ 690,702
          Gross unrealized depreciation         (208,999)        (278,083)
                                               ---------        ---------

          Net unrealized appreciation          $ 252,386        $ 412,619
                                               =========        =========

--------------------------------------------------------------------------------

                                     Adviser
                              ROBERT FLEMING, INC.
                           320 Park Avenue, 11th Floor
                               New York, NY 10022
                                 (212) 508-3900


                                   Distributor
                          FIRST FUND DISTRIBUTORS, INC.
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    Custodian
                               FIRSTAR BANK, N.A.
                             615 E. Michigan Street
                               Milwaukee, WI 53202


                                 Transfer Agent
                         INTEGRATED FUND SERVICES, INC.
                          312 Walnut Street, 21st Floor
                              Cincinnati, OH 45202
                                 (513) 629-2011


                                  Legal Counsel
                          MORGAN, LEWIS & BOCKIUS, LLP
                           1800 M Street NW, 9th Floor
                              Washington, DC 20036

--------------------------------------------------------------------------------

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate sa that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.